EARNINGS PER ORDINARY SHARE - Earnings per ordinary share (Details) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Basic weighted number of shares	874	873	874
Dilutive impact of share options outstanding	3	3	1
Diluted weighted average number of shares	877	876	875
Earnings per ordinary share
Basic	$ 0.686	$ 0.760	$ 0.878
Diluted	0.684	0.757	0.877
Adjusted	$ 1.022	$ 1.009	$ 0.945